Leases - Schedule of Net Book Value of Right-of-use Assets (Details) - Property [Member]		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Gross Carrying Amount [Member]
Cost
Balance beginning	[1]	RM 2,968,706		RM 2,352,677
Additions	[1]			616,029
Balance Ending	[1]		$ 731,928	2,968,706
Balance Ending (in Dollars)	[1]			2,968,706
Accumulated depreciation
Balance beginning	[1]	2,968,706		2,352,677
Balance Ending	[1]		731,928	2,968,706
Balance Ending (in Dollars)	[1]			2,968,706
Net book value
Balance beginning	[1]	2,968,706		2,352,677
Balance Ending	[1]			2,968,706
Balance Ending (in Dollars)	[1]			2,968,706
Accumulated Depreciation and Amortisation [Member]
Cost
Balance beginning	[1]	691,498		211,384
Balance Ending	[1]	1,200,946	296,090	691,498
Balance Ending (in Dollars)	[1]	1,200,946		691,498
Accumulated depreciation
Balance beginning	[1]	691,498		211,384
Charge for the year	[1]	509,448		480,114
Balance Ending	[1]	1,200,946	296,090	691,498
Balance Ending (in Dollars)	[1]	1,200,946		691,498
Net book value
Balance beginning	[1]	691,498		211,384
Balance Ending	[1]	1,200,946		691,498
Balance Ending (in Dollars)	[1]	1,200,946		691,498
Net Book Value [Member]
Cost
Balance beginning	[1]	2,277,208		2,141,293
Balance Ending	[1]	1,767,760	4,358,380	2,277,208
Balance Ending (in Dollars)	[1]	1,767,760		2,277,208
Accumulated depreciation
Balance beginning	[1]	2,277,208		2,141,293
Balance Ending	[1]	1,767,760	$ 4,358,380	2,277,208
Balance Ending (in Dollars)	[1]	1,767,760		2,277,208
Net book value
Balance beginning	[1]	2,277,208		2,141,293
Balance Ending	[1]	1,767,760		2,277,208
Balance Ending (in Dollars)	[1]	RM 1,767,760		RM 2,277,208

[1]	Property - right-of-use assets The Group leases three properties (2024: three) to place CEA vertical farms and office with two of the leases with lease term of three years (2024: three years) and a lease with a lease term of two years (2024: two years). For all three leases, the Company has the option to renew the lease for another three years.